Consolidated Statements Of Changes In Equity In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member] USD ($)	Additional Paid In Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Non-Controlling Interests [Member] USD ($)	Total USD ($)	Total
Balance at Dec. 31, 2009	$ 1,983	$ 73,554	$ 18,036	$ 66,607	$ (30,054)	$ 3,717	$ 133,843
Balance, shares at Dec. 31, 2009	23,476
Changes During Period:
Net income				8,702		1,071	9,773
Other comprehensive income			5,068			227	5,295
Acquisition of non-controlling interests		(1,627)				(623)	(2,250)
Dividend paid				(31,620)			(31,620)
Balance at Dec. 31, 2010	1,983	71,927	23,226	43,689	(30,054)	4,392	115,163
Balance, shares at Dec. 31, 2010	23,476
Changes During Period:
Net income				21,278		908	22,186
Other comprehensive income			(9,073)			(375)	(9,448)
Dividend paid to non-controlling interest						(767)	(767)
Dividend paid				(21,782)			(21,782)
Balance at Dec. 31, 2011	1,983	71,927	14,153	43,185	(30,054)	4,158	105,352
Balance, shares at Dec. 31, 2011	23,476
Changes During Period:
Net income				24,880		1,080	25,960
Other comprehensive income			(2,169)			(117)	(2,286)
Dividend paid to non-controlling interest						(1,141)	(1,141)
Dividend paid				(33,308)			(33,308)
Dividends declared				(2,570)			(2,570)
Balance at Dec. 31, 2012	$ 1,983	$ 71,927	$ 11,984	$ 32,187	$ (30,054)	$ 3,980	$ 92,007
Balance, shares at Dec. 31, 2012	23,476